EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended September 30, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	51.77%
From	01-Sep-15	15-Sep-15	15-Oct-15	Floating Allocation Percentage at Month-End	45.68%
To	30-Sep-15	15-Oct-15
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,091,436.01
Series Nominal Liquidation Amount	1,113,231,436.01

Required Participation Amount	$1,113,231,436.01		Accumulation Account
Excess Receivables	$555,518,204.66		Beginning	-
			Payout	-
Total Collateral	1,668,749,640.67		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	185.42%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	30
	Total Pool		A1 LIBOR	0.206550%
Beginning Gross Principal Pool Balance	$5,249,209,268.13		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,158,102,034.08)			0.606550%
Investment in New Receivables	$2,061,550,221.48				0.93%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(19,693,431.65)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(554,480,135.50)			Actual	Per $1000
Less Servicing Adjustment	$(5,318,587.30)		Interest A1	278,002.08	0.28
Ending Balance	$4,573,165,301.08		Principal A1	-	$0.00

SAP for Next Period	51.77%				0.28

Average Receivable Balance	$4,637,405,464.71			Actual	Per $1000
Monthly Payment Rate	46.54%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	698,002.08	0.930669%
	Total Pool		Servicing Fee	$926,503.41
Total Interest Collections	$10,978,964.97		Excess Cash Flow	971,704.26
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,978,964.97
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-